Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 03, 2021 shares	Oct. 08, 2019 shares
Research and development costs | $	$ 0		$ 0		$ 61,000
Advertising and promotional expenses | $	$ 29,000		$ 9,000		$ 7,000
Common stock, issued | shares	7,899,832	7,899,832	7,899,832	7,899,832			2,061,900	1,030,950
Revenue
Concentration percentage	41.00%	41.00%	33.00%	33.00%	48.00%	48.00%
Accounts Receivable
Concentration percentage					10.00%	10.00%
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 20,452,000		¥ 29,115,000		¥ 23,419,000
Impairment of long-lived assets		¥ 0	$ 0		$ 0
Common stock, issued | shares	82,572,000	82,572,000	82,572,000	82,572,000
ZHEJIANG TIANLAN | Revenue
Concentration percentage	38.00%	38.00%	35.00%	35.00%	35.00%	35.00%
ZHEJIANG TIANLAN | Revenue | Customer One
Concentration percentage	22.00%	22.00%	14.00%	14.00%	16.00%	16.00%
ZHEJIANG TIANLAN | Accounts Receivable
Concentration percentage	10.00%	10.00%	10.00%	10.00%